SHARE OPTION PLANS (Tables)	12 Months Ended
Jun. 30, 2020
SHARE OPTION PLANS [Abstract]
Share-based Payments Expenses
The share based payments expenses in the consolidated statements of profit or loss and other comprehensive income consist of the following:

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Predecessor Stock Plan	-	-	154
2017 IBEX Stock Plan	-	4,132	7,475
Phantom Stock Plan	(31)	(300)	757
2018 Restricted Stock Awards (RSA)	95	255	-
2020 Long term Incentive Plan	295	-	-
Total	359	4,087	8,386

Share-based payments from discontinued operations	-	875	1,299

2017 IBEX Stock Plan [Member]
Stock Plan [Abstract]
Summary of Options Outstanding and Exercisable
A summary of the stock options outstanding and exercisable as of June 30, 2020 and 2019 are as follows:

	2020		2019
	Weighted average exercise price	Share Options (Number)	Weighted average exercise price	Share Options (Number)
	(US$)		(US$)
Options outstanding as of beginning of the period	-	-	6.81	1,633,170
Options granted during the period	-	-	-	-
Options exercised during the period	-	-	-	-
Options forfeited / cancelled / expired during the period	-	-	(6.81)	(1,633,170)
Options outstanding as of end of the period	-	-	-	-

Options exercisable as of end of the period		-		-

Phantom Stock Plan [Member]
Stock Plan [Abstract]
Summary of Options Outstanding and Exercisable
Those issued in February 2018 and March 2018 have a fair value of $8.458 and $8.464 per option respectively. A roll forward of the Phantom Shares are as follows:

	2020		2019
	Weighted average exercise price	Share Options (Number)	Weighted average exercise price	Share Options (Number)
	(US$)		(US$)
Options outstanding as of beginning of the period	6.81	54,575	6.81	182,675
Options granted during the period	-	-	-	-
Options exercised during the period	-	-	-	-
Options forfeited / cancelled / expired during the period	-	-	-	(128,100)
Options outstanding as of end of the period	6.81	54,575	6.81	54,575

Options exercisable as of end of the period	6.81	45,684	6.81	41,993

Summary of Stock Options Outstanding and Exercisable by Range of Exercise Prices
A summary of the stock options outstanding and exercisable as of June 30, 2020 is as follows:

Exercise price or range US$	Number	Options outstanding Weighted average remaining life (years)	Weighted average exercise price US$	Number	Options exercisable Weighted average remaining life (years)	Weighted average exercise price US$
6.81	54,575	2.66	6.81	48,212	1.58	6.81

2018 RSA Plan - Non-Executive Management [Member]
Stock Plan [Abstract]
Summary of Restricted Share awards ("RSAs") Outstanding and Exercisable
A summary of the Restricted Share awards (“RSAs”) outstanding and exercisable as of June 30, 2020 and June 30, 2019 are as follows:

	2020		2019
	Grant Date Fair Market Value	RSA (Number)	Grant Date Fair Market Value	RSA (Number)
	(US$)		(US$)
RSAs outstanding as of beginning of the period	0.61	916,929	-	-
RSAs granted during the period	-	-	0.61	916,929
RSAs exercised during the period	-	-	-	-
RSAs forfeited / cancelled / expired during the period	(0.61)	(266,736)	-	-
RSAs outstanding as of end of the period	0.61	650,193	0.61	916,929

RSAs vested as of end of the period	0.61	481,859	0.61	438,638

2018 RSA Plan Non-Performance - Executive Leadership Team [Member]
Stock Plan [Abstract]
Summary of Restricted Share awards ("RSAs") Outstanding and Exercisable
A summary of the Restricted Share awards outstanding and exercisable as of June 30, 2020 and June 30, 2019 are as follows:

	2020		2019
	Grant Date Fair Market Value	RSA (Number)	Grant Date Fair Market Value	RSA (Number)
	(US$)		(US$)
RSAs outstanding as of beginning of the period	0.61	1,006,519	-	-
RSAs granted during the period	-	-	0.61	1,006,519
RSAs exercised during the period	-	-	-	-
RSAs forfeited / cancelled / expired during the period	0.61	(87,800)	-	-
RSAs outstanding as of end of the period	0.61	918,719	0.61	1,006,519

RSAs vested as of end of the period	0.61	647,702	0.61	518,197

2018 Restricted Stock Awards, Performance - Executive Leadership Team [Member]
Stock Plan [Abstract]
Summary of Restricted Share awards ("RSAs") Outstanding and Exercisable
	2020		2019
	Grant Date Fair Market Value	RSA (Number)	Grant Date Fair Market Value	RSA (Number)
	(US$)		(US$)
RSAs outstanding as of beginning of the period	0.61	449,926	-	-
RSAs granted during the period	-	-	0.61	449,926
RSAs exercised during the period	-	-	-	-
RSAs forfeited / cancelled / expired during the period	0.61	(177,178)	-	-
RSAs outstanding as of end of the period	0.61	272,748	0.61	449,926

RSAs vested as of end of the period	0.61	46,809	0.61	-

2020 Long Term Incentive Plan [Member]
Stock Plan [Abstract]
Summary of Options Outstanding and Exercisable
The risk free rate is the continuously compounded United States nominal treasury rate corresponding to the term of the option. The risk free rate used for computation of fair value of options as of June 30, 2020 was 1.2%.

	2020
	Weighted average exercise price	Share Options (Number)
	(US$)
Options outstanding as of beginning of the period	12.75	338,432
Options granted during the period	-	-
Options exercised during the period	-	-
Options forfeited / cancelled / expired during the period	-	-
Options outstanding as of end of the period	12.75	338,432

Options exercisable as of end of the period	12.75	40,500